CONVERTIBLE NOTES - RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 20, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Original amount of loans payable		$ 3,000,000
Convertible notes - related parties			$ 2,608,860
Convertible notes loans payable non current - related parties			2,608,860
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023 | Lender, related to the managing stockholder
Short-Term Debt [Line Items]
Original amount of loans payable	$ 1,966,019		$ 1,966,019
Interest rate of loans payable	6.00%		6.00%
Additional borrowings	$ 0		$ 0
Convertible notes - related parties			1,966,019
Revolving Credit Facility [Member] | Lender, related to the managing stockholder
Short-Term Debt [Line Items]
Original amount of loans payable	$ 650,000		$ 650,000
Interest rate of loans payable	1.00%		1.00%
Additional borrowings	$ 0		$ 0
Convertible notes - related parties			$ 642,841